Fair value of financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Fair value measured of assets and liabilities

	Fair value measured based on
	Level I	Level II	Level III	Total fair value recorded
Assets
Marketable securities	1,091	—	—	1,091
Foreign currency derivatives	—	1	—	1

Balance at December 31, 2018	1,091	1	—	1,092

Balance at December 31, 2017	1,829	105	—	1,934

Liabilities
Foreign currency derivatives	—	(208)	—	(208)
Commodity derivatives	108	—	—	108

Balance at December 31, 2018	108	(208)	—	(100)

Balance at December 31, 2017	(98)	—	—	(98)